Note 1 - Organization and Operations	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization and Operations

Cypress Energy Partners, L.P. (the “Partnership”) is a Delaware limited partnership formed on September 19, 2013 to provide saltwater disposal (“SWD”) and other water and environmental services to U.S. onshore oil and natural gas producers and trucking companies and to provide independent pipeline inspection and integrity services to producers and pipeline companies.  On January 21, 2014, we completed the initial public offering (“IPO”) of our common units representing limited partner interests.  In connection with the IPO, Cypress Energy Holdings II, LLC (“Holdings II”), a wholly owned subsidiary of Cypress Energy Holdings, LLC (“Holdings”), conveyed a 100% interest in Cypress Energy Partners, LLC (“CEP LLC”), in exchange for (a) an aggregate 47.8% interest in the Partnership comprised of 671,250 common units and 4,983,750 subordinated units, and (b) the right to receive the proceeds of the IPO.  Prior to its contribution to the Partnership, CEP LLC distributed to Holdings its interest in SBG Sheridan Facility, LLC, which owns and operates a SWD facility in Sheridan, Montana as well as its interest in three other non-operating subsidiaries.  In addition, affiliates of Holdings, conveyed an aggregate 50.1% interest in Tulsa Inspection Resources, LLC (“TIR LLC”), Tulsa Inspection Resources – Nondestructive Examination, LLC (“TIR-NDE”) and Tulsa Inspection Resources Holdings, LLC (“TIR Holdings”) (collectively, the “TIR Entities”) to the Partnership in exchange for an aggregate 15.7% ownership in the Partnership comprised of 929,250 common units and 929,250 subordinated units.  The Partnership subsequently conveyed its interest in the TIR Entities to CEP LLC.  Together, CEP LLC and the TIR Entities are hereafter collectively referred to as the “Contributed Entities”. Affiliates of Holdings held the remaining 49.9% interest in the TIR Entities not contributed to the Partnership until February 1, 2015 when the Partnership acquired the remaining interest (see Note 17).

Our business is organized into the Water and Environmental Services (“W&ES”) and Pipeline Inspection and Integrity Services (“PI&IS”) reportable segments.  All remaining business activities are included in Other. W&ES provides services to oil and natural gas producers and trucking companies and consists of the operations of CEP LLC.  CEP LLC is a Delaware limited liability company, which was formed on March 15, 2012 (Inception) and acquired 100% of the outstanding units of seven North Dakota limited liability companies from SBG Energy Services, LLC (“SBG Energy”) on December 31, 2012.  Since the acquisition of these companies, the president and chief executive officer of SBG Energy has served as a member of our board of directors.  These seven companies collectively comprise our predecessor for accounting purposes (“Predecessor”).  These Predecessor entities were formed in 2011 and 2012, with the first being formed on June 1, 2011. CEP LLC currently owns and operates eight commercial SWD facilities in the Bakken Shale region of the Williston Basin in North Dakota, as well as two in the Permian Basin in Texas.  All of the facilities currently utilize specialized equipment, full-time attendants, and remote monitoring to minimize downtime and increase efficiency for peak utilization.  These facilities also contain oil skimming processes that remove any remaining oil from water delivered to the sites.  In addition to the SWD facilities, our consolidated 51% subsidiary, Cypress Energy Services, LLC (“CES LLC”), provides management and staffing services for three additional SWD facilities in the Bakken Shale region, pursuant to management agreements.  CES LLC also owns a 25% member interest in one of the managed facilities.  CES was acquired effective October 1, 2013.

PI&IS provides inspection and integrity services to various energy, public utility and pipeline companies in both the United States and Canada and consists of the operations of the TIR Entities.  Our inspectors perform a variety of services on midstream pipelines, gathering systems and distribution systems, including data gathering and supervision of third-party construction, inspection, and maintenance and repair projects.  Services are provided in Canada through two wholly owned subsidiaries of TIR Holdings – Tulsa Inspection Resources-Canada, ULC (“TIR-Canada”) and Foley Inspection Services, ULC (“TIR-Foley”) – both Canadian unlimited liability corporations.

Other includes other business activities that are not operating segments, as well as corporate operations.